Summary of Significant Accounting Policies		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.
The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the issuance of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards
Update (“ASU”) 2014-15, “Disclosures of
Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Proposed Public Offering or one year from the issuance of these financial statements.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies
but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet due to their short-term nature.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Net Loss Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares at December 31, 2020 were reduced for the effect of an aggregate of 1,125,000 shares of Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for the period presented.
Deferred Offering Costs Associated with the Proposed Public Offering
Deferred offering costs consist of legal fees incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholder’s equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from December 22, 2020 (inception) through December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Recent Accounting Pronouncements
The Company’s management does not believe that there are any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2 — Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed financial statements are presente
d in U.S
. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021.
Restatement to Previously Reported Financial Statements
In preparation of the Company’s unaudited condensed financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. The Company’s previously filed financial statements that contained the error were reported in the Company’s Form 8-K filed with the SEC on March 10, 2021 (the “Post-IPO Balance Sheet”) and the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. As a result, the Company restated its previously filed financial statements to present all Class A ordinary shares as temporary equity subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering.
The impact of the
restatement to
the Post-IPO Balance Sheet is an increase to Class A ordinary shares subject to possible redemption of approximately $28.9 million, a decrease to additional paid-in capital of approximately $5.5 million an increase to the accumulated deficit of approximately $23.3 million, and the reclassification of 2,888,978 Class A ordinary shares from permanent equity to Class A ordinary shares subject to possible redemption as presented below.

As of March 4, 2021	As Reported	Adjustment	As Restated
Total assets	$346,880,911	—	$346,880,911
Total liabilities	$25,770,690	—	$25,770,690
Class A ordinary shares subject to redemption	316,110,220	28,889,780	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	289	(289)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	5,543,115	(5,543,115)	—
Accumulated deficit	(544,266)	(23,346,376)	(23,890,642)
Total shareholders’ equity (deficit)	$5,000,001	$(28,889,780)	$(23,889,779)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,880,911	$—	$346,880,911
The impact of the restatement on the unaudited condensed balance sheets and unaudited condensed statements of operations for the Affected Quarterly Periods is presented below.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021:

As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$346,801,623	—	$346,801,623
Total liabilities	$26,267,320	—	$26,267,320
Class A ordinary shares subject to redemption	315,534,300	29,465,700	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	294	(294)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	6,172,654	(6,172,654)	—
Accumulated deficit	(1,173,808)	(23,292,752)	(24,466,560)
Total shareholders’ equity (deficit)	$5,000,003	$(29,465,700)	$(24,465,697)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,801,623	$—	$346,801,623
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the three months ended March 31, 2021:

Form 10-Q: Three Months Ended March 31, 2021
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(476,570)	$—	$(476,570)
Cash Flows from Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows from Financing Activities	$346,861,861	$—	$346,861,861
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accounts payable	$65,450	$—	$65,450
Offering costs included in accrued expenses	$302,000	$—	$302,000
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A ordinary shares subject to possible redemption	$316,110,220	$(316,110,220)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(575,920)	$575,920	$—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021:

As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$346,622,172	—	$346,622,172
Total liabilities	$28,533,605	—	$28,533,605
Class A ordinary shares subject to redemption	313,088,560	31,911,440	$345,000,000
Preferred shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	8,618,370	(8,618,370)	—
Retained earnings (accumulated deficit)	(3,619,545)	(23,292,752)	(26,912,297)
Total shareholders’ equity (deficit)	$5,000,007	$(31,911,441)	$(26,911,434)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$346,622,172	$— *	$346,622,172

*	de minimis rounding
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the six months ended June 30, 2021:

Form 10-Q: Six Months Ended June 30, 2021
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(565,125)	$—	$(565,125)
Cash Flows from Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows from Financing Activities	$346,796,412	$—	$346,796,412
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$302,000	$—	$302,000
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A ordinary shares subject to possible redemption	$316,110,220	$(316,110,220)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,021,660)	$3,021,660	$—

In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. The impact to the reported amounts of weighted averages shares outstanding and basic and diluted earnings per ordinary share is presented below for the Affected Quarterly Periods:

	EPS for Class A ordinary shares (redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Net loss	$(1,159,117)	$—	$(1,159,117)
Weighted average shares outstanding	31,608,965	2,891,035	34,500,000
Basic and diluted earnings per share	$0.00	$(0.03)	$(0.03)
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Net loss	$(2,445,737)	$—	$(2,445,737)
Weighted average shares outstanding	31,550,742	2,949,258	34,500,000
Basic and diluted earnings per share	$0.00	$(0.06)	$(0.06)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Net loss	$(3,604,854)	$—	$(3,604,854)
Weighted average shares outstanding	31,564,442	2,935,558	34,500,000
Basic and diluted earnings per share	$0.00	$(0.08)	$(0.08)

	EPS for Class B ordinary shares (non- redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Net loss	$(1,159,117)	$—	$(1,159,117)
Weighted average shares outstanding	8,749,433	(899,433)	7,850,000
Basic and diluted earnings per share	$(0.13)	$0.10	$(0.03)
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Net loss	$(2,445,737)	$—	$(2,445,737)
Weighted average shares outstanding	11,574,258	(2,949,258)	8,625,000
Basic and diluted earnings per share	$(0.21)	$0.15	$(0.06)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Net loss	$(3,604,854)	$—	$(3,604,854)
Weighted average shares outstanding	10,169,649	(1,930,008)	8,239,641
Basic and diluted earnings per share	$(0.36)	$0.28	$(0.08)
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000
, and investments held in Trust Account. As of September 30, 2021 and December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of
September
 30, 2021 and December 31, 2020.
Investments Held in the Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying unaudited condensed statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the condensed balance sheets.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The warrants issued in connection with the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period until exercised. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants and the fair value of the Private Warrants are measured using a Black-Scholes Option Pricing Model. Derivative warrant liabilities are classified as non-current
as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabiliti es are ex
pensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A ordinary shares issued were charged to the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at September 30, 2021 and December 31, 2020, the Company
had 345,000,000 and 0,
respectively of Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.
Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in capital and accumulated deficit.
Income Taxes
ASC Topic 740 prescribes a recognition threshold and a measurement
a
ttribute for the financial s
tate
ment recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021, and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Net Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average ordinary shares outstanding for the respective period.
The calculation of diluted net income does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the private placement warrants to purchase an aggregate of
13,075,000

shares of Class A ordinary shares in the calculation of diluted income per share, because their inclusion would be anti-
dilutive
under the treasury stock method. The number of weighted average Class B ordinary shares for calculating basic net income per ordinary share was reduced for the effect of an aggregate of 1,125,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or part by the underwriters (see Note 5). Since the contingency was satisfied as of September 30, 2021, the Company included these shares in the weighted average number as of the beginning of the period to determine the dilutive impact of these shares. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,731,852	$932,963	$853,023	$206,938
Denominator:
Basic weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,369,505
Diluted weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000

Basic net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Diluted net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Income Taxes
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be
more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of
September
 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months
.
Recent Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU
2020-06
on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recen tly is
sued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying unaudited condensed financial statements.

Rigetti Holdings [Member]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
—The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”).
Unaudited Interim Financial Information—
The interim condensed consolidated financial statements included in this quarterly report have been prepared by the Company and are unaudited, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures contained within these interim condensed consolidated financial statements are adequate to make the information presented not misleading. The interim condensed consolidated financial statements included herein reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods presented. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included elsewhere in this registration statement for the year ended January 31, 2021. The Condensed Consolidated Statement of Operations and Comprehensive Loss for the nine months ended October 31, 2021 is not necessarily indicative of the results to be anticipated for the entire year ending January 31, 2022 or thereafter. All references to October 31, 2021 and 2020 in the notes to condensed consolidated financial statements are unaudited.
Emerging Growth Company
—Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.
Use of Estimates
—The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements.
Such management estimates include, but are not limited to: the fair value of share-based awards, fair value of convertible notes, fair value of the convertible preferred stock warrants, goodwill and intangible assets, accrued liabilities and contingencies, depreciation and amortization periods, and accounting for income taxes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could materially differ from those estimates.
Principals of Consolidation
—The condensed consolidated financial statements include
the
accounts of Rigetti and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Deferred Offering Costs
—Deferred offering costs consist of legal, accounting and consulting fees incurred through the balance sheet date that are directly related to the Merger mentioned in Note 1 and that will be charged to shareholder’s equity upon the completion of the Merger mentioned in Note 1. Should the Merger prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Segments
—Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM. The Company’s Chief Executive Officer is its CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.
Foreign Currency
—The Company’s reporting currency is the US dollar. The functional currency of the Company’s foreign subsidiaries are the local currencies (UK pounds sterling and Australian dollars), as it is the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive gain (loss). Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income (expense), net in the condensed consolidated statements of operations.
Comprehensive Loss
—Comprehensive loss consists of two components, net loss and other comprehensive loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign entities.
Cash and Restricted Cash
—The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash. As of October 31, 2021, and January 31, 2021, cash consists primarily of checking and savings deposits. The Company’s restricted cash balance classifies all cash whose use is limited by contractual provisions. As of October 31, 2021 and January 31, 2021, restricted cash consists of cash secured as collateral for letters of credit in favor of the Company’s landlord and its corporate credit card program. The Company may not access these funds until it vacates this office space (leases expire in 2026).
The following table provides a reconciliation of cash and restricted cash in the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	October 31, 2021	January 31, 2021
Cash	$13,124,285	$22,202,388
Restricted cash	317,134	317,134

Total cash and restricted cash	$13,441,419	$22,519,522

Accounts Receivable
—Accounts receivable are recorded at invoice value, net of allowance for doubtful accounts. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. As of October 31, 2021, and January 31, 2021, the Company does not have any allowances for doubtful accounts.
Revenue Recognition
—The Company generates revenue through its Quantum Cloud Services (QCaaS) and development contracts and other services. Access to Rigetti quantum computing systems can be purchased as a quantum computing subscription, or on a usage basis for a specified quantity of hours. Revenue related to subscription-based access to Rigetti quantum computing systems (QCaaS) is recognized over time as access to the systems is provided on a ratable basis over the subscription term, which can range from six months to two years. This time-based input measure of progress provides a faithful depiction of the transfer of the services because the customer obtains generally equal benefit from its access to the systems throughout the subscription term. Revenue related to usage-based access to Rigetti quantum computing systems is recognized over time as the systems are accessed using an output method based on compute credit hours expended. This output method provides a faithful depiction of the transfer of the services because the customer has purchased a specified quantity of hours of usage that diminishes each time an hour is expended and therefore each hour of access to the systems is considered a discrete delivery of underlying services in these arrangements.
Development contracts are generally multi-year,
non-recurring
arrangements in which the Company provides professional services regarding practical applications of quantum computing to technology and business problems within the customer’s industry or organization and assists the customer in developing quantum algorithms and applications that will provide commercial value to the customer in areas of business interest. Development contracts are typically fixed fee arrangements invoiced on a milestone basis, but may also be invoiced on a time and materials or cost reimbursement basis in certain cases. Revenue related to development contracts and other services is recognized over time as the services are provided using an input measure based on actual labor hours incurred to date relative to total estimated labor hours needed to complete the program or total contracted hours over the program period. This input measure of progress provides a faithful depiction of the transfer of the services because it closely depicts the Company’s efforts or inputs to the satisfaction of the performance obligation. Revenue related to the sale of custom quantum computing components is recognized at a point in time upon acceptance by the customer.
Net income (loss) per share
—The Company has Class A Common Stock outstanding and no shares of Class B Common Stock outstanding. However, the Company’s Convertible Series
C-1
Preferred Stock are convertible into Class B Common Stock. Basic net income (loss) per share of common shareholders is calculated by dividing net income (loss) attributable to the common shareholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator).
The Company uses the
two-class
method to calculate the diluted net income (loss) per share for each class of Common Stock. The two-class
method determines net income (loss) per share for each class of Common Stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires all undistributed earnings for the period to be allocated among multiple classes of potential Common Stock as if all earnings for the period were distributed. Diluted net income (loss) is computed separately for each class of the potential Common Stock. Potential dilutive shares for Class A Common Stock include shares of convertible Series C Preferred Stock, common stock warrants, restricted stock units, and stock options. Potential dilutive shares for Class B Common Stock include shares of convertible Series
C-1
Preferred Stock. Potential dilutive common shares are excluded from the computation of diluted net income (loss) per share, if the effect of including such potential dilutive shares would be anti-dilutive.

The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	October 31,
	2021	2020
Net Loss	$(29,507,327)	$(17,895,346)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	22,067,245	20,636,737
Loss per share for Class A Common Stock
— Basic	$(1.34)	$(0.87)
— Diluted	$(1.34)	$(0.87)
The number of shares outstanding underlying the potential dilutive Class A Common Stock at October 31, 2021 and 2020 are as follows:

	October 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	69,223,658
Common Stock Warrants	10,952,096	10,197,532
Stock Options	14,986,512	17,296,199
Restricted Stock Units	6,736,961	—

	101,899,227	96,717,389

The number of shares outstanding underlying the potential dilutive Class B Common Stock at October 31, 2021 and 2020 are as follows:

	October 31,
	2021	2020
Convertible Series C-1 Preferred Stock	29,502,847	29,502,847

	29,502,847	29,502,847

Stock-Based Compensation
—The Company’s stock-based compensation program grants awards that may include stock options, restricted and unrestricted stock awards and restricted stock units. The fair values of stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model, which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term participants will retain their vested stock options before exercising them, the estimated volatility of its common stock price over the expected term, the risk free rate, and expected dividend yield. The fair values of restricted stock awards are based on the fair value of the Company’s common stock on the date of grant. The estimated fair values of the employee stock awards are then expensed over the requisite service period, which is generally the awards’ vesting period, and uses the straight-line method to recognize stock-based compensation.
The accounting for awards granted to consultants and nonemployees is largely consistent with the accounting for such awards granted to employees, with the exception that the fair value of the awards may be measured based on the expected term or the contractual term of the award and the fair value is recognized in the same period and in the same manner the Company would if it had paid cash for the related services.
The Company has elected to account for forfeitures of employee stock awards as they occur. Upon any exercise of stock option awards, the Company issues new shares of common stock, unless there are treasury shares available for reissuance at that time.
Fair Value Measurements
—Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expanded disclosure requirements about fair value measurements.
As of October 31, 2021, the Company has recorded two financial liabilities subject to fair value measurements 1) Derivative warrant liabilities and 2) Forward Warrant Agreement and both are classified as Level III liabilities as they both include unobservable inputs. Derivative warrant liabilities were fair valued based on a Black Scholes option model with unobservable inputs which included stock price of Rigetti common stock, volatility and selected risk free rate. The Company estimated the fair value of the Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes.
Derivative Warrant Liabilities
—The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”) at the initial recognition.
Certain of the warrants issued and outstanding are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. Derivative warrant liabilities are classified as non-current
as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Concentrations of Credit Risk
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company invests its excess cash in low-risk,
highly liquid money market funds and certificates of deposit with a major financial institution.
Significant customers are those which represent 10% or more of the Company’s revenue or accounts receivable balance at each balance sheet date. During the nine months ended October 31, 2021, five customers accounted for approximately 99% of the Company’s revenue. As of October 31, 2021, three customers accounted for approximately 99% of the Company’s accounts receivable. During the nine months ended October 31, 2020, three customers accounted for approximately 78% of the Company’s revenue. As of January 31, 2021, one customer accounted for 87% of the Company’s accounts receivable.
Customers accounting for 10% or more of the Company’s revenue during the nine months ended October 31, 2021 and 2020 were:

	October 31,
Customer	2021	2020
Customer A	29%	*
Customer B	19%	30%
Customer C	19%	*
Customer D	18%	34%
Customer E	14%	15%
*	Customer accounted for less than 10% of revenue in the respective year
Recent Accounting Pronouncements
—Recently issued, but not yet effective accounting standards are discussed in Note 2 of our audited financial statements as of and for the years ended January 31, 2021 and 2020.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US “GAAP”).
Prior Period Reclassifications
—Certain prior period amounts have been reclassified to conform to the current period presentation. “Unbilled Receivables” were reclassified from “Other Current Assets” to “Accounts Receivable” on the Company’s consolidated balance sheets.
Income Statement Reclassifications
—Certain payroll and other costs were reclassified among the three categories of operating expenses on the Company’s consolidated statements of operations to better align with detailed job and project allocation measures and to reflect appropriately the research and development stage of the company and the technology. The Company believes this will improve and enhance the presentation of our financial statements and related disclosures for users of our financial statements. Total reported operating expenses have not changed from the previously issued financial statements. As a result of this change, $3,133,808 (YE 1/31/20 -$ 5,531,056) & $1,040,831 (YE 1/31/20 - $1,802,274) of general and administration expenses were reclassified into the research and development and sales and marketing expenses respectively.
Use of Estimates
—The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Such management estimates include, but are not limited to, the fair value of share based awards, fair value of convertible notes, fair value of the convertible preferred stock warrants, goodwill and intangible assets, accrued liabilities and contingencies, depreciation and amortization periods, and accounting for income taxes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could materially differ from those estimates.
Principals of Consolidation
—The consolidated financial statements include the accounts of Rigetti and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Segments
—Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM. The Company’s Chief Executive Officer is its CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.
Foreign Currency
—The Company’s reporting currency is the US dollar. The functional currency of the Company’s foreign subsidiaries are the local currencies (UK pounds sterling and Australian dollars), as it is the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive gain (loss). Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income (expense), net in the consolidated statements of operations.
Comprehensive Loss
—Comprehensive loss consists of two components, net loss and other comprehensive loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign entities.
Cash and Restricted Cash
—The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash. As of January 31, 2021 and 2020, cash consists primarily of checking and savings deposits. The Company’s restricted cash balance classifies all cash whose use is limited by contractual provisions. As of January 31, 2021 and 2020, restricted cash consists of cash secured as collateral for letters of credit in favor of the Company’s landlord and its corporate credit card program. The Company may not access these funds until it vacates this office space (leases expire in 2026).
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	January 31,
	2021	2020
Cash	$22,202,388	$308,707
Restricted cash	317,134	317,134

Total cash and restricted cash	$22,519,522	$625,841

Accounts Receivable
—Accounts receivable are recorded at invoice value, net of allowance for doubtful accounts. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. As of January 31, 2021 and 2020, the Company does not have any allowances for doubtful accounts.
Property and Equipment, Net
—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. The Company uses an estimated useful life of three years for furniture and information technology hardware (“IT hardware”), seven years for process equipment, and ten years for quantum computer and fridges. Leasehold improvements are amortized over the shorter of the lease-term or the estimated useful life of the related asset. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in other income (loss) in the consolidated statements of operations.
Goodwill
—Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets. The Company evaluates goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows. Goodwill is tested for impairment by comparing the reporting unit’s carrying value, including goodwill to the fair value of the reporting unit. The Company has one reporting unit and for its annual goodwill impairment test, the Company determined the fair value of our reporting unit based on our enterprise value. The Company may elect to utilize a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than it’s carrying value. If, after assessing the qualitative factors, the Company determines that it is more likely than not that the fair value of the reporting unit is less than it’s carrying value, an impairment analysis will be performed. There was no goodwill impairment recorded for the years ended January 31, 2021 and 2020.
Redeemable Convertible Preferred Stock Warrant Liability
—Redeemable convertible preferred stock warrants are classified as liabilities on the consolidated balance sheet. The warrants are subject to remeasurement at each consolidated balance sheet date, and any change in fair value is recognized as a component of other income (expense). The fair value of these warrants is determined by the Company based on the Black-Scholes option-pricing valuation model, which requires the input of highly subjective assumptions, including the estimated fair value of the underlying redeemable convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends, and expected volatility of the price of the underlying redeemable convertible preferred stock. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants or the completion of a liquidation event, at which time all redeemable convertible preferred stock warrants will be converted into warrants to purchase common stock and, accordingly, the liability will be reclassified into stockholders’ deficit.
Prior to the year ended January 31, 2020, the Company had issued a warrant to acquire 14,958 shares of series
B-2
redeemable convertible preferred stock in conjunction with a revenue contract (see Revenue Recognition for additional details). The series
B-2
redeemable convertible preferred stock warrants had a
10-year
contractual term and an exercise price of $0.000001 per share. The Company had classified the series
B-2
redeemable convertible preferred stock warrants as liabilities due to the contingently redeemable nature of the underlying series
B-2
redeemable convertible preferred stock. In January 2020, the holder exercised the series
B-2
redeemable convertible preferred stock warrant in full, with the Company receiving the nominal cash exercise price. As part of the exercise, the Company estimated that the fair value of the series
B-2
redeemable convertible preferred stock warrant was $122,000 (no change in fair value identified), and this fair value was reclassified as a component of the carrying value of the series
B-2
redeemable convertible preferred stock.
Revenue Recognition
—The Company recognizes revenue in accordance with Accounting Standards Update
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
and accounts for certain contract costs in accordance with FASB’s Accounting Standards Codification (“ASC”)
340-40,
Other Assets and Deferred Costs—Contracts with Customers.
The Company recognizes revenue from contracts with customers by applying the following five-step model:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) performance obligations are satisfied
The Company generates revenue through its Quantum Cloud Services (QCaaS) and development contracts and other services. Access to Rigetti quantum computing systems can be purchased as a quantum computing subscription, or on a usage basis for a specified quantity of hours. Revenue related to subscription-based access to Rigetti quantum computing systems (QCaaS) is recognized over time as access to the systems is provided on a ratable basis over the subscription term, which can range from six months to two years. This time-based input measure of progress provides a faithful depiction of the transfer of the services because the customer obtains generally equal benefit from its access to the systems throughout the subscription term. Revenue related to usage-based access to Rigetti quantum computing systems is recognized over time as the systems are accessed using an output method based on compute credit hours expended. This output method provides a faithful depiction of the transfer of the services because the customer has purchased a specified quantity of hours of usage that diminishes each time an hour is expended and therefore each hour of access to the systems is considered a discrete delivery of underlying services in these arrangements. Development contracts are generally multi-year, non-recurring arrangements in which the Company provides professional services regarding practical applications of quantum computing to technology and business problems within the customer’s industry or organization and assists the customer in developing quantum algorithms and applications that will provide commercial value to the customer in areas of business interest. Development contracts are typically fixed fee arrangements invoiced on a milestone basis, but may also be invoiced on a time and materials or cost reimbursement basis in certain cases. Revenue related to development contracts and other services is recognized over time as the services are provided using an input measure based on actual labor hours incurred to date relative to total estimated labor hours needed to complete the program or total contracted hours over the program period. This input measure of progress provides a faithful depiction of the transfer of the services because it closely depicts the Company’s efforts or inputs to the satisfaction of the performance obligation. Revenue related to the sale of custom quantum computing components is recognized at a point in time upon acceptance by the customer. The Company has elected to treat shipping and handling activities related to contracts with customers as fulfillment costs, and not as separate performance obligations, and accrues the related costs when the related revenue is recognized.
When the Company’s contracts with customers contain multiple performance obligations, the transaction price is allocated on a relative standalone selling price basis to each performance obligation. The Company typically determines standalone selling price based on observable selling prices of its products and services. In instances where standalone selling price is not directly observable, standalone selling price is determined using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each.
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which includes fixed consideration and estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The Company’s contracts with customers may include renewal or other options at fixed prices. Determining whether such options are considered distinct performance obligations that provide the customer with a material right and therefore should be accounted for separately requires significant judgment. Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right. Based on the Company’s assessment of standalone selling prices, the Company determined that there were no significant material rights provided to its customers requiring separate recognition.
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. Deferred revenue is primarily composed of fees related to QCaaS, which are generally billed in advance and recognized as revenue over the related subscription term. Unbilled receivables relate to revenue recognized for milestones completed under development services contracts for which the related milestone billing has not yet occurred.
In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing the products and services and not to receive financing from or provide financing to the customer. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.
Payment terms on invoiced amounts are typically net 30 days. The Company does not offer rights of return for its products and services in the normal course of business, and contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions. The Company also excludes from revenue government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers.
Costs of Obtaining and Fulfilling Contracts
—The Company has elected to apply the practical expedient to expense contract acquisition costs as incurred when the expected amortization period is one year or less. The Company capitalizes incremental costs incurred to fulfill its contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the Company’s performance obligation(s) under the contract, and (iii) are expected to be recovered through revenue generated under the contract.
Cost of Revenue
—Cost of revenue consists primarily of compensation, bonuses, employee taxes and benefit costs of program management and collaboration services personnel associated with the delivery of goods and services to customers and an allocation of facility costs and depreciation.
Research and Development
—Research and development costs that do not meet the criteria for capitalization are expensed as incurred. Research and development expenses include compensation, employee benefits, and stock-based compensation for technology developers and product management employees as well as fees paid to outside consultants and the amortization of capitalized software costs for the Company’s proprietary technology. As of January 31, 2021 and 2020, no research and development costs have been capitalized.
General and Administrative
—General and administrative expenses include compensation, employee benefits, and stock-based compensation for executive management, legal, insurance, finance administration and human resources, facility costs (including rent), bad debt costs, professional service fees, and other general overhead costs including depreciation to support the Company’s operations.
Sales and Marketing
—Sales and marketing expenses consisted primarily of compensation, and employee benefits of sales and marketing employees, as well as fees paid to outside consultants, travel and marketing and promotion costs.
Capitalized Software
—The Company capitalizes the costs to develop its
internal-use
software when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are included in property and equipment in the consolidated balance sheets and are amortized on a straight-line basis over the estimated useful life of the related asset. These capitalized costs are primarily related to the software infrastructure supporting the quantum computing services purchased by customers. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. During the years ended January 31, 2021 and 2020, no capitalized software has been recorded.
Impairment of Long-Lived Assets
—Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amounts of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. During the years ended January 31, 2021 and 2020, no impairment charge has been recorded.
Income Taxes
—Income
taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases an
d

operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of January 31, 2021 and 2020, the Company has recorded a full valuation allowance against its deferred tax assets.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The Company records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense.
Net Income (Loss) Per Share:
The Company has Class A Common Stock outstanding and no shares of Class B Common Stock outstanding. However, the Company’s Convertible Series
C-1
Preferred Stock are convertible into Class B Common Stock. Basic net income (loss) per share of common shareholders is calculated by dividing net income (loss) attributable to the common shareholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator).
The Company uses the
two-class
method to calculate the diluted net income (loss) per share for each class of Common Stock. The two-class
method determines net income (loss) per share for each class of Common Stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires all undistributed earnings for the period to be allocated among multiple classes of potential Common Stock as if all earnings for the period were distributed. Diluted net income (loss) is computed separately for each class of the potential Common Stock. Potential dilutive shares for Class A Common Stock include shares of convertible Series C Preferred Stock, common stock warrants and stock options. Potential dilutive shares for Class B Common Stock include shares of convertible Series
C-1
Preferred Stock. Potential dilutive common shares are excluded from the computation of diluted net income (loss) per share, if the effect of including such potential dilutive shares would be anti-dilutive.
Stock-Based Compensation
—The Company’s stock-based compensation program grants awards that may include stock options, restricted and unrestricted stock awards and restricted stock units. The fair values of stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model, which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term participants will retain their vested stock options before exercising them, the estimated volatility of its common stock price over the expected term, the risk free rate, and expected dividend yield. The fair values of restricted stock awards are based on the fair value of the Company’s common stock on the date of grant. The estimated fair values of the employee stock awards are then expensed over the requisite service period, which is generally the awards’ vesting period, and uses the straight-line method to recognize stock-based compensation.
The accounting for awards granted to consultants and nonemployees is largely consistent with the accounting for such awards granted to employees, with the exception that the fair value of the awards may be measured based on the expected term or the contractual term of the award and the fair value is recognized in the same period and in the same manner the Company would if it had paid cash for the related services.
The Company has elected to account for forfeitures of employee stock awards as they occur. Upon any exercise of stock option awards, the Company issues new shares of common stock, unless there are treasury shares available for reissuance at that time.
Fair Value Measurements
—Fair
value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expanded disclosure requirements about fair value measurements.
Concentrations of Credit Risk
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company invests its excess cash in low-risk,
highly liquid money market funds and certificates of deposit with a major financial institution.
Significant customers are those which represent 10% or more of the Company’s revenue or accounts receivable balance at each balance sheet date. During the year ended January 31, 2021, three customers accounted for approximately 78% of the Company’s revenue and one customer accounted for approximately 87% of the Company’s accounts receivable. During the year ended January 31, 2020, four customers accounted for approximately 82% of the Company’s revenue and 97% of the Company’s accounts receivable.
Customers accounting for 10% or more of the Company’s revenue during the years ended January 31, 2021 and 2020 were:

Customer	2021	2020
Customer A	32%	16%
Customer B	31%	*
Customer C	15%	32%
Customer D	*	24%
Customer E	*	10%

* Customer accounted for less than 10% of revenue in the respective year
All revenues derived from major customers noted above are included in the Americas region in Note 14.
Employee Benefit Plan
—The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by Internal Revenue Service. There were no employer contributions under this plan during the years ended January 31, 2021 and 2020.
Business Combinations
—The Company accounts for business combinations using the acquisition method of accounting. The Company allocates the purchase price of the acquisition to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.
Recent Accounting Pronouncements
—In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
. This ASU requires recognition of a lease asset and lease liability for all leases with a term of greater than 12 months regardless of their classification. In May 2020, the FASB issued ASU
2020-05
which defers the effective date of ASU
2016-02
one year making it effective for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact th
e
 adoption of this guidance will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No.

2016-13,
 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. The FASB subsequently issued amendments to ASU

2016-13,

which have the same effective date and transition date of January 1, 2023. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and establishes additional disclosures related to credit risks. For available-for-sale debt securities with unrealized losses, these standards now require allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for
available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.
In January 2017, the FASB issued ASU
2017-04,
Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. This ASU eliminates Step 2 of the goodwill impairment test, which required comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. This amendment will become effective for annual periods beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
. ASU
2019-12
simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and by improving consistent application of other areas of Topic 740. The new standard is effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt–Debt with Conversion and Other Options (Subtopic
470-20
and Derivatives and Hedging–Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC
470-20,
“Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC
470-20
applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC
815-40
for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted
method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. ASU
2020-06
is effective for annual reporting periods beginning after December 15, 2023, with early adoption permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.
In May 2021, the FASB issued
ASU
2021-04,
‘Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—
Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.
This ASU provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) How an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) How an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) How an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU
2021-04
is effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.